Schedule of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating cash flows for operating leases	¥ 2,808	¥ 2,776
Right-of-use assets obtained in exchange for lease obligations	¥ 5,139	¥ 5,076